Balance Sheet Components - Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Balance Sheet Components [Abstract]
Accounts receivable	$ 2,859,064	$ 3,019,475
Less: Allowance for doubtful accounts	(67,361)	(23,865)
Accounts receivable, net	$ 2,791,703	$ 2,995,610